84 Projects	$2.2B Invested or Allocated	29.4M Hours of Union Construction Work	46,204 Units of Housing (91% affordable)	$6.9B Total Economic Impact

City/Project	Total Units	Affordable Units	Invested/ Allocated	TDC
Bronx
1490 Southern Boulevard	115	115	$35,000,000	$59,120,711
Academy Gardens	469	469	$64,800,000	$64,800,000
Amalgamated Housing Cooperative	1,486	1,486	$13,000,000	$13,000,000
Betances Residence	152	152	$52,000,000	$98,000,000
Bronx Center for Rehab & Healthcare	200	200	$12,192,100	$18,200,000
Daly Avenue Apartments	84	42	$2,890,000	$15,940,100
Eastchester Rehab & Healthcare	200	200	$9,974,900	$11,470,000
HDC Mitchell-Lama Pool: Kingsbridge Arms	105	105	$658,119	$3,570,000
HDC Mitchell-Lama Pool: Scott Tower	352	352	$2,405,108	$13,270,000
HDC Mitchell-Lama Pool: Woodstock Terrace	319	319	$1,936,773	$10,391,000
Mount Hope	497	497	$2,875,000	$31,170,000
Sebco I	182	182	$12,846,000	$12,846,000
Sebco II	179	179	$12,307,000	$12,307,000
Stevenson Commons	379	379	$980,000	$60,860,000
Workmen's Circle	—	—	$51,706,100	$66,000,000
Workmen's Circle (Increase)	524	524	$14,600,000	$14,600,000
Workmen's Circle (2008)	—	—	$5,507,900	$5,507,900
Brooklyn
33 Bond Street (2016 Bonds)	144	144	$18,300,000	$54,320,000
33 Bond Street (2017 Bonds)	491	—	$20,000,000	$287,120,000
Amalgamated Warbasse Houses	2,583	2,583	$33,393,400	$37,103,778
Amalgamated Warbasse Houses (2003)	2,583	2,583	$10,300,000	$10,300,000
Amalgamated Warbasse Houses (2013)	2,583	2,583	$89,000,000	$89,000,000
Bedford Gardens	647	647	$39,201,800	$39,201,800
Brooklyn Crossing (18 Sixth Avenue at Pacific Park)	858	257	$100,000,000	$710,000,000
Harry Silver Housing Corporation	288	288	$8,000,000	$8,000,000
Haym Salomon Nursing Home	240	240	$30,509,300	$33,787,426
Mitchell-Lama Pool: Cadman Tower	422	422	$8,051,087	$8,051,087
Mohawk Hotel/ Mohawk Apartments	86	17	$6,759,401	$7,435,341
NYCHA Bonds: The Bay View	1,610	1,610	$5,275,446	$60,973,580
NYCHA Bonds: The Boulevard	1,423	1,423	$9,615,000	$12,500,000
Buffalo
Northland Central	—	—	$9,000,000	$110,590,381
Roswell Park Cancer Institute Clinical Sciences Center	—	—	$9,200,000	$46,380,142
Kingston
Hudson River Valley Care Center	280	56	$41,094,000	$48,700,000
Long Island
Glengariff	262	262	$3,717,605	$4,089,366
Larkfield Gardens Adult Homes	200	200	$20,599,900	$22,659,890
Middletown Park Manor Nursing Rehabilitation and Health Care Center	250	250	$9,134,000	$10,047,400
Park Avenue Extended care	240	48	$25,665,400	$28,517,111
Spruce Pond Apartments	225	45	$23,001,800	$25,557,556
Townhouse Extended Care	280	280	$27,335,601	$30,116,300

continued

HIT’s New York Impact Investing (Inception – June 30, 2023), continued

City/Project	Total Units	Affordable Units	Invested/ Allocated	TDC
Manhattan
311 West 42nd Street	330	83	$50,000,000	$337,700,000
33 West End Apartment	211	100	$14,000,000	$68,000,000
475 9th Avenue (Hudson Crossing)	259	51	$10,000,000	$73,900,000
606 West 57th St. (2016 Bonds)	206	206	$31,000,000	$108,742,105
606 West 57th St. (2017 Bonds)	476	20	$20,000,000	$275,384,620
606 West 57th St. (2018 Bonds)	266	32	$30,000,000	$153,157,894
Clinton Manor	241	234	$93,650,000	$93,650,000
CUNY Graduate Center Housing	77	12	$9,832,000	$28,766,797
Gateway Plaza	1,712	1,712	$38,141,700	$38,141,700
General Chauncey M. Hooper Tower	75	75	$5,575,200	$5,575,200
Lands End II	490	488	$90,000,000	$175,000,000
Logan Plaza Apartments	130	26	$8,560,000	$10,700,000
Lower East Side Apartments	152	151	$22,120,000	$22,120,000
Manhattan West (West End Towers)	143	28	$23,000,000	$25,300,000
Mannie Wilson	102	102	$16,400,000	$16,400,000
Mitchell-Lama Pool: East Midtown Plaza	746	746	$5,951,632	$5,951,632
Mitchell-Lama Pool: Ruppert House Coop	652	652	$5,829,209	$5,829,209
Mitchell-Lama Pool: Tower West	217	217	$1,139,647	$1,139,647
New York Presbyterian Hospital	—	—	$40,000,000	$71,680,000
Penn South Cooperative	2,820	2,820	$33,000,000	$33,000,000
Penn South Cooperative (2011)	2,820	2,820	$134,000,000	$151,000,000
Penn South Cooperative (2017)	2,820	2,820	$55,000,000	$191,000,000
Penn South Cooperative (supplemental)	—	—	$45,000,000	$45,000,000
Seward Park Cooperative	1,728	1,728	$20,200,000	$20,200,000
The Dempsey	80	80	$15,000,000	$26,363,400
The Douglass - Building C	70	70	$9,500,000	$31,200,759
The Ludlow	243	62	$75,058,000	$75,058,000
The Renaissance	241	180	$12,500,000	$28,000,000
West 135th Street (LIHTC Cluster)	110	110	$3,800,000	$3,800,000
West Village Houses	420	420	$40,000,000	$42,000,000
Queens
Big Six Towers	983	983	$7,760,000	$11,600,000
City Lights - Queens West	522	104	$85,621,900	$95,135,444
Electchester Housing Companies	2,399	2,399	$49,000,000	$49,000,000
Elmhurst Care Center	240	240	$29,885,253	$35,159,121
Flushing Manor Geriatric Center	299	299	$33,889,136	$39,869,572
Hunter's Point South - Building A	619	619	$8,265,000	$232,950,050
Hunter's Point South B	306	306	$5,000,000	$16,025,000
Joseph P. Addabbo Family Health Center	—	—	$8,000,000	$23,420,528
Mitchell-Lama Pool: Goodwill Terrace	208	208	$1,028,425	$1,028,425
Queens Boulevard Extended Care	280	280	$28,902,700	$31,792,970
Queens Family Courthouse ( Moda)	346	166	$10,000,000	$165,303,344
The Gateway Apartment	365	365	$10,000,000	$36,019,000
Staten Island
NYCHA Bonds: The Stapleton	693	693	$6,414,554	$29,621,000
Yonkers
Elizabeth Seton Pediatric Center	137	137	$100,000,000	$115,557,020
Elizabeth Seton Pediatric Center II	32	32	$18,300,000	$21,130,584

The projects shown on this table may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. A complete list of the HIT’s portfolio holdings as of the most recently disclosed month-end is available upon request or on its website at aflcio-hit.com.

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of June 30, 2023. Economic impact data is in 2022 dollars and all other figures are nominal.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055. Investors should read the current prospectus carefully before investing.